PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
NOTE 5 - Property, plant and equipment:
Property, plant and equipment, net, consisted of the following:
	June 30,	December 31,
	2017	2016

	(U.S. $ in millions)
Machinery and equipment	$5,837	$5,748
Buildings	3,362	3,331
Computer equipment and other assets	1,932	1,774
Payments on account	660	634
Land (1)	455	439
	12,246	11,926
Less—accumulated depreciation	4,203	3,853
	$8,043	$8,073

(1) Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.